PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2012	2013

Computers and other electronic equipment	$3,905	$4,045
Furniture and fixtures	208	232
Leasehold improvements	1,055	610
Motor vehicles	594	592

	5,762	5,479

Less: accumulated depreciation and amortization	(4,132)	(4,309)

	$1,630	$1,170

For the years ended December 31, 2011, 2012 and 2013, depreciation expense was $1,092, $921 and $833, respectively.